Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000169559
Shareholder Report [Line Items]
Fund Name	Columbia International Equity Income ETF
Class Name	Columbia International Equity Income ETF
Trading Symbol	INEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia International Equity Income ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia International Equity Income ETF	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 33,014,456
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$33,014,456
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	44%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Sector Allocation

Value	Value
Real Estate	3.1%
Materials	3.2%
Information Technology	3.5%
Consumer Staples	4.1%
Communication Services	4.5%
Consumer Discretionary	4.8%
Health Care	5.0%
Utilities	8.0%
Energy	11.1%
Financials	24.6%
Industrials	26.9%

Geographic Allocation

Value	Value
Other	7.6%
Finland	2.2%
Italy	2.3%
United Kingdom	2.4%
Netherlands	2.6%
France	4.4%
United States	4.5%
Spain	5.8%
Sweden	8.5%
Germany	10.2%
Japan	48.6%

Largest Holdings [Text Block]

Top Holdings

Iberdrola SA (Spain)	4.7%
Siemens AG (Germany)	4.2%
Shell PLC (United States)	4.2%
Mitsubishi UFJ Financial Group, Inc. (Japan)	4.1%
TotalEnergies SE (France)	4.1%
Hitachi Ltd. (Japan)	3.7%
Sumitomo Mitsui Financial Group, Inc. (Japan)	3.6%
Tokio Marine Holdings, Inc. (Japan)	2.8%
Mitsubishi Corp. (Japan)	2.6%
ITOCHU Corp. (Japan)	2.6%

C000169560
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Equity Income ETF
Class Name	Columbia U.S. Equity Income ETF
Trading Symbol	EQIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia U.S. Equity Income ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. Equity Income ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[2]
AssetsNet	$ 182,528,911
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$182,528,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	18%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.5%
Exchange-Traded Equity Funds	0.8%
Common Stocks	98.6%

Sector Allocation

Value	Value
Materials	0.8%
Health Care	4.8%
Utilities	8.2%
Communication Services	8.3%
Consumer Discretionary	8.3%
Consumer Staples	12.1%
Financials	12.9%
Information Technology	13.3%
Energy	13.9%
Industrials	16.0%

Largest Holdings [Text Block]

Top Holdings

Coca-Cola Co. (The)	5.0%
Exxon Mobil Corp.	4.6%
Home Depot, Inc. (The)	4.3%
Chevron Corp.	3.9%
UnitedHealth Group, Inc.	3.9%
International Business Machines Corp.	3.5%
AT&T, Inc.	3.2%
Accenture PLC Class A	3.0%
Verizon Communications, Inc.	2.9%
PepsiCo, Inc.	3.0%

C000193701
Shareholder Report [Line Items]
Fund Name	Columbia Diversified Fixed Income Allocation ETF
Class Name	Columbia Diversified Fixed Income Allocation ETF
Trading Symbol	DIAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Diversified Fixed Income Allocation ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Diversified Fixed Income Allocation ETF	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[3]
AssetsNet	$ 346,608,635
Holdings Count | Holding	571
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$346,608,635
Total number of portfolio holdings	571
Portfolio turnover for the reporting period	93%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	6.9%
U.S. Treasury Obligations	9.8%
Treasury Bills	7.2%
Residential Mortgage-Backed Securities - Agency	15.0%
Foreign Government Obligations	29.8%
Corporate Bonds	44.3%

Credit Quality Allocation

Value	Value
B rating	11.3%
BB rating	27.7%
BBB rating	25.8%
A rating	1.0%
AA rating	33.8%
AAA rating	6.4%

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 05/15/2055 5.500%	4.7%
U.S. Treasury Bill 06/26/2025 4.331%	4.3%
Uniform Mortgage-Backed Security TBA 05/15/2055 6.000%	4.2%
U.S. Treasury Bill 05/29/2025 4.329%	2.9%
Uniform Mortgage-Backed Security TBA 05/15/2055 5.000%	2.5%
Uniform Mortgage-Backed Security TBA 05/15/2055 6.500%	2.2%
U.S. Treasury Bond 08/15/2042 2.750%	1.5%
Mexico Government International Bond 05/07/2036 6.000%	1.2%
U.S. Treasury Bond 05/15/2042 3.250%	1.2%
Dominican Republic International Bond 09/23/2032 4.875%	1.0%

C000202583
Shareholder Report [Line Items]
Fund Name	Columbia Multi-Sector Municipal Income ETF
Trading Symbol	MUST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Multi-Sector Municipal Income ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Multi-Sector Municipal Income ETF	$11	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[4]
AssetsNet	$ 400,854,440
Holdings Count | Holding	542
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$400,854,440
Total number of portfolio holdings	542
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top States

New York	16.8%
Texas	10.9%
New Jersey	10.1%
Illinois	7.9%
Pennsylvania	5.9%
Florida	5.5%
Colorado	5.4%
Connecticut	4.3%
Ohio	3.4%
Georgia	2.8%

Credit Quality Allocation

Value	Value
Not Rated	0.1%
B rating	0.5%
BB rating	7.1%
BBB rating	7.3%
A rating	35.7%
AA rating	38.4%
AAA rating	9.3%

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
New York	16.8%
Texas	10.9%
New Jersey	10.1%
Illinois	7.9%
Pennsylvania	5.9%
Florida	5.5%
Colorado	5.4%
Connecticut	4.3%
Ohio	3.4%
Georgia	2.8%

C000213611
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Core ETF
Class Name	Columbia Research Enhanced Core ETF
Trading Symbol	RECS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Research Enhanced Core ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Core ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[5]
AssetsNet	$ 2,461,868,461
Holdings Count | Holding	367
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,461,868,461
Total number of portfolio holdings	367
Portfolio turnover for the reporting period	19%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.7%
Exchange-Traded Equity Funds	2.1%
Common Stocks	97.1%

Sector Allocation

Value	Value
Materials	2.2%
Utilities	2.4%
Real Estate	2.6%
Energy	3.2%
Consumer Staples	6.2%
Communication Services	8.6%
Consumer Discretionary	8.6%
Industrials	9.1%
Health Care	10.8%
Financials	14.7%
Information Technology	28.6%

Largest Holdings [Text Block]

Top Holdings

Apple, Inc.	8.1%
Microsoft Corp.	7.6%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. Class A	3.0%
JPMorgan Chase & Co.	2.9%
Visa, Inc. Class A	2.5%
Philip Morris International, Inc.	2.2%
Alphabet, Inc. Class A	2.1%
Alphabet, Inc. Class C	2.0%

C000213612
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Value ETF
Class Name	Columbia Research Enhanced Value ETF
Trading Symbol	REVS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Research Enhanced Value ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Value ETF	$9	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[6]
AssetsNet	$ 68,616,505
Holdings Count | Holding	317
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$68,616,505
Total number of portfolio holdings	317
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.6%
Exchange-Traded Equity Funds	0.9%
Common Stocks	98.4%

Sector Allocation

Value	Value
Materials	4.1%
Communication Services	4.4%
Real Estate	4.6%
Utilities	4.9%
Consumer Discretionary	5.8%
Energy	6.3%
Consumer Staples	8.9%
Information Technology	8.9%
Industrials	13.9%
Health Care	14.4%
Financials	22.0%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	5.2%
Philip Morris International, Inc.	3.6%
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	2.7%
Medtronic PLC	2.5%
Bristol-Myers Squibb Co.	2.3%
Bank of America Corp.	2.3%
Wells Fargo & Co.	2.1%
RTX Corp.	2.0%
Caterpillar, Inc.	1.6%

C000230513
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Bond ETF
Class Name	Columbia Short Duration Bond ETF
Trading Symbol	SBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Duration Bond ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration Bond ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[7]
AssetsNet	$ 54,008,960
Holdings Count | Holding	575
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$54,008,960
Total number of portfolio holdings	575
Portfolio turnover for the reporting period	105%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	5.8%
Treasury Bills	3.7%
Residential Mortgage-Backed Securities - Agency	10.0%
Foreign Government Obligations	19.8%
Corporate Bonds	49.4%
Commercial Mortgage-Backed Securities - Non-Agency	10.0%
Asset-Backed Securities - Non-Agency	10.1%

Credit Quality Allocation

Value	Value
B rating	0.2%
BB rating	28.4%
BBB rating	41.8%
A rating	1.4%
AA rating	16.0%
AAA rating	15.2%

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]

Top Holdings

U.S. Treasury Bill 05/29/2025 4.329%	3.7%
Uniform Mortgage-Backed Security TBA 05/15/2040 5.000%	2.6%
Uniform Mortgage-Backed Security TBA 05/15/2040 4.500%	1.9%
Uniform Mortgage-Backed Security TBA 05/15/2040 4.000%	1.7%
Uniform Mortgage-Backed Security TBA 05/15/2040 5.500%	1.6%
Uniform Mortgage-Backed Security TBA 05/15/2040 3.500%	1.2%
Uniform Mortgage-Backed Security TBA 05/15/2040 6.000%	1.0%
Citigroup, Inc. 11/19/2034 5.592%	0.6%
CVS Health Corp. 03/25/2028 4.300%	0.6%
Boeing Co. (The) 05/01/2030 5.150%	0.6%

C000234649
Shareholder Report [Line Items]
Fund Name	Columbia Select Technology ETF
Class Name	Columbia Select Technology ETF
Trading Symbol	SEMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Technology ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Select Technology ETF	$36	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[8]
AssetsNet	$ 33,319,562
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$33,319,562
Total number of portfolio holdings	36
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Sector Allocation

Value	Value
Industrials	1.2%
Consumer Discretionary	4.9%
Financials	5.4%
Communication Services	9.4%
Information Technology	77.7%

Sub-Industry Allocation

Value	Value
IT Services	1.9%
Communications Equipment	2.6%
Technology Hardware, Storage & Peripherals	10.9%
Software	25.1%
Semiconductors & Semiconductor Equipment	37.2%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	15.5%
Microsoft Corp.	11.0%
Apple, Inc.	10.9%
Broadcom, Inc.	8.4%
Amazon.com, Inc.	4.1%
Alphabet, Inc. Class A	3.7%
Meta Platforms, Inc. Class A	3.4%
Lam Research Corp.	3.2%
Visa, Inc. Class A	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.